Merger with Vapor Corp (Vapor Inc) (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 17, 2014	Mar. 31, 2015	Dec. 31, 2014	Nov. 06, 2014
Proceeds from issuance of equity offering		$ 559,000
Vaporin Inc [Member]
Percentage of issued and outstanding shares of common stock				45.00%
Vaporin Inc [Member] | Vapor Merger Agreement [Member]
Percentage of issued and outstanding shares of common stock	100.00%
Stock consideration issued as shareholder	13,591,533
Vaporin Inc [Member] | Vapor Merger Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Stock consideration issued as shareholder			910,000
Proceeds from issuance of equity offering			$ 3,500,000
Cash received commitments from third parties for financing			$ 25,000,000
Vaporin Inc [Member] | Vapor Merger Agreement [Member] | Vaporin Stockholders [Member]
Percentage of issued and outstanding shares of common stock	45.00%